Stock-Based Compensation - Performance-Based Units (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,813	$ 1,920	$ 17			$ 32	$ 199	$ 48
Unrecognized compensation expense							5,900
RENEO PHARMACEUTICALS INC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	989		$ 1,207		$ 2,067	2,364	$ 5,112	4,320
Unrecognized compensation expense	$ 4,400				$ 4,400
Equity Incentive Plan 2021 [Member] | RENEO PHARMACEUTICALS INC [Member] | Performance-based Restricted Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested shares	13,450				13,450		14,950
Stock-based compensation expense		$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized compensation expense	$ 1,100				$ 1,100		$ 1,100